Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	OIBR
Entity Registrant Name	OI S.A.
Entity Central Index Key	0001160846
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	No
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	519,751,661